Financial instruments and risk management - Schedule of available undrawn committed bank facilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	$ 4,563	$ 3,500
Expiring within one year
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	1,063	1,040
Expiring after one year
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	$ 3,500	$ 2,460